LEASES - Summary of Minimum Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
2023	$ 1,997
2024	3,876
2025	4,204
2026	4,207
2027	4,197
Thereafter	20,750
Total undiscounted lease payments	39,231
Less: interest	(5,507)
Present value of lease liabilities	$ 33,724